UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06179
                                                    ----------------------------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           -------------

                   Date of fiscal year end: NOVEMBER 30, 2007
                                           ------------------

                   Date of reporting period: FEBRUARY 28, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND



To the Shareholders of the Flaherty & Crumrine Preferred Income Fund ("PFD"):

     During the Fund's first fiscal quarter ended February 28, 2007, the Fund performed well in choppy, but ultimately little-changed, fixed-income markets by earning a total return of 1.7% on its net asset value (NAV). These three months saw the Fund continue its recent strong performance.

     Interest rates were unchanged to slightly higher over the quarter, as the Federal Reserve left the federal funds rate unchanged and long-term Treasury rates rose only slightly. Corporate credit spreads also ended the quarter little changed, while the Fund's interest-rate hedge had only a minimal impact. Both the recent quarter and trailing twelve-month periods delivered what the Fund is intended to produce - current income and stability of principal.

     As you can see on the following pages detailing actual holdings in the Fund's portfolio, the Fund invests in a relatively small number of industries, including utilities and insurers, banks and other finance companies. In fact, the Fund has an investment mandate to concentrate at least 25% of its assets in each of the banking and utilities industries. In terms of the industries the Fund's assets are in, its portfolio is no different than the overall preferred securities market. Because of the preferred securities market's overall emphasis in financial services, a portfolio of preferred securities, including the Fund's, can be at risk if the U.S. economy goes into recession.

     One important area of recent concern for the U.S. economy in general, and U.S. credit markets in particular, is subprime mortgage lending, which has experienced increasing default and delinquency rates in recent months. The numbers here are large in an absolute sense, but they are small relative to a $13 trillion U.S. economy and to the mortgage market as a whole. Because of this, while we cannot entirely rule it out, we currently do not believe that problems in subprime mortgages will push the economy into recession.

     The Fund holds no positions in securities issued by mortgage brokers or subprime specialty lenders. Nonetheless, many of the banks and insurance companies in which we have invested do have some exposure to subprime mortgages in their lending or investment portfolios. While we are examining these companies very closely, the lack of detailed disclosure about subprime mortgages makes it impossible for us to make definitive statements about the Fund's potential exposure to the problem. However, given what we now know and can infer about the companies in which we invest, we expect that EARNINGS (which flow to the companies' common shareholders) will be reduced at some of the companies we hold as a result of the problems in subprime lending. However, we currently do not expect that they will suffer losses large enough to cut meaningfully into CAPITAL (which support the debt and preferred securities owned by the Fund). Although we cannot rule out the possibility - despite our best judgment to the contrary - that some of the Fund's investments could be seriously affected, we do not currently see any serious subprime credit problems in the holdings of the Fund.

     The Fund's website at WWW.PREFERREDINCOME.COM has more information about Fund performance and a more complete discussion of the state of the economy (in our First Quarter Economic Update) and of subprime mortgages and their potential impact on the economy and the Fund's portfolio (in the "Frequently Asked Questions" section). We encourage you to explore the website for a wide range of additional information about your Fund.



           Sincerely,

           /S/ DONALD F. CRUMRINE                         /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                             Robert M. Ettinger
           Chairman of the Board                          President

April 20, 2007

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                          ------------------------------------------------------


FUND STATISTICS ON 02/28/07
----------------------------------------------
Net Asset Value                $     15.80

Market Price                   $     17.25

Premium                               9.18%

Yield on Market Price                 5.98%

Common Stock Shares
Outstanding                     10,488,187



INDUSTRY CATEGORIES                    % OF PORTFOLIO
------------------------------------------------------
                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

REITs                   3%
Other                   2%
Banks                  37%
Utilities              31%
Insurance              14%
Financial Services      7%
Energy                  6%


MOODY'S RATINGS             % OF PORTFOLIO
---------------------------------------------
AAA                                   0.0%

AA                                    4.6%

A                                    19.9%

BBB                                  52.2%

BB                                   11.7%

Not Rated                            10.3%
---------------------------------------------
Below Investment Grade*              15.1%

*  BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
   S&P.




TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
---------------------------------------------------------
Interstate Power & Light                      5.0%

Capital One Financial                         4.3%

Liberty Mutual Group                          4.1%

FBOP Corporation                              3.8%

Banco Santander                               3.8%

HSBC                                          3.7%

First Republic Bank                           3.4%

RenaissanceRe Holdings                        3.2%

SLM Corp                                      3.1%

Xcel Energy                                   3.1%


                                                                                                     % OF PORTFOLIO**
----------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                               63%
Holdings Generating Income Eligible for the Corporate  Dividend Received  Deduction (DRD)                         53%
----------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
PREFERRED SECURITIES -- 94.5%
               BANKING -- 36.8%
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............   $      3,451,992
               Auction Pass-Through Trust, Cl. B:
          11     Series 2006-5, Variable Rate Pfd., 144A****....................................            360,800*
          11     Series 2006-6, Variable Rate Pfd., 144A****....................................            360,800*
      54,700   BAC Capital Trust I, 7.00% Pfd. 12/15/31.........................................          1,393,143
       7,700   BAC Capital Trust II, 7.00% Pfd. 02/01/32........................................            194,185
               Banco Santander:
     295,000     6.50% Pfd., 144A****...........................................................          7,522,500**(1)
      69,400     6.80% Pfd., 144A****...........................................................          1,781,498**(1)
$  1,500,000   Barclays Bank PLC, 6.278% Pfd....................................................          1,509,300**(1)
$    800,000   Barnett Capital II, 7.95% 12/01/26 Capital Security..............................            832,419
$  2,000,000   Capital One Capital III, 7.686% Pfd..............................................          2,264,300
      71,300   Citigroup Capital VIII, 6.95% Pfd. 09/15/31......................................          1,813,694
      19,648   Citizens Funding Trust I, 7.50% Pfd. 09/15/66....................................            512,076
               Cobank, ACB:
      50,000     7.00% Pfd., 144A****...........................................................          2,644,100*
      75,000     7.814% Pfd., 144A****..........................................................          4,020,075*
               Comerica (Imperial) Capital Trust I:
       5,000     7.60% Pfd. 07/01/50............................................................            126,875
$    500,000     9.98% 12/31/26 Capital Security, Series B......................................            531,130
$  1,500,000   Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A..................          1,578,522
       9,000   FBOP Corporation, Adj. Rate Pfd., 144A****.......................................          9,337,500*
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B.............          2,356,879(1)
               First Republic Bank:
     200,000     6.25% Pfd......................................................................          5,181,260*
      53,700     6.70% Pfd......................................................................          1,401,237*
       1,000   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A****..............          1,107,940
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A****..            607,050
$  1,500,000   First Union Capital II, 7.95% 11/15/29 Capital Security..........................          1,889,211
       5,000   Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32....................................            127,188
$  7,820,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security......................          8,217,201
               HBOS Capital Funding LP:
$  3,000,000     6.85% Pfd......................................................................          3,038,700(1)
$  2,000,000     6.413% Pfd.,144A****...........................................................          2,079,634**(1)
       5,000   HSBC Series II, Variable Inverse Pfd., Pvt.......................................          5,695,000*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                          ------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
               HSBC USA, Inc.:
     120,000     6.50% Pfd., Series H...........................................................   $      3,266,256*
       2,500     $2.8575 Pfd....................................................................            125,825*
     100,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66..........................................          2,590,630
$  1,000,000   Lloyds TSB Group PLC, 6.267%, Capital Security, 144A****.........................          1,010,059**(1)
      15,000   National City Capital Trust II, 6.625% Pfd. 11/15/36.............................            380,157
$    674,000   NB Capital Trust II, 7.83% 12/15/26 Capital Security.............................            701,079
      16,000   PFGI Capital Corporation, 7.75% Pfd..............................................            416,320
$    650,000   RBS Capital Trust B, 6.80% Pfd...................................................            669,500**(1)
          10   Roslyn Real Estate, 8.95% Pfd., Series C, 144A****...............................          1,104,156
      77,600   Sovereign Bancorp, 7.30% Pfd., Series C..........................................          2,160,679*
      30,600   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................            816,638
$  1,000,000   Sovereign Capital Trust VI, 7.908% 06/13/36 Capital Security.....................          1,140,467
      16,000   USB Capital VII, 5.875% Pfd. 08/15/35............................................            380,160
      96,700   USB Capital VIII, 6.35% Pfd. 12/29/65............................................          2,450,745
       7,300   USB Capital XI, 6.60% Pfd. 09/15/66..............................................            186,953
      40,000   Zions Capital Trust B, 8.00% Pfd. 09/01/32.......................................          1,017,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         90,353,333
                                                                                                   ----------------
               FINANCIAL SERVICES -- 7.2%
-------------------------------------------------------------------------------------------------------------------------
      35,000   Cabco Trust For Goldman Sachs Capital I, Adj. Rate Pfd. 02/15/34, Series GS......            836,721
               Goldman Sachs Group, Inc.:
          25     Pass-Through Certificates, Class B, 144A****...................................          2,905,000*
       2,500     STRIPES Custodial Receipts, Pvt................................................          2,885,000*
       3,000   Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................          3,369,000*
       5,870   Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................            149,758
     136,855   SLM Corporation, 6.97% Pfd., Series A............................................          7,577,661*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         17,723,140
                                                                                                   ----------------
               INSURANCE -- 11.7%
-------------------------------------------------------------------------------------------------------------------------
      15,000   ACE Ltd., 7.80% Pfd., Series C...................................................            386,437**(1)
$    500,000   AMBAC Financial Group Inc, 6.15% Pfd., 02/15/37..................................            496,300
$  2,500,000   AON Capital Trust A, 8.205% 01/01/27 Capital Security............................          2,944,070
      10,000   Arch Capital Group Ltd., 7.875% Pfd., Series B...................................            261,875**(1)
$  2,500,000   AXA 6.463% 12/14/18 Capital Security, 144A****...................................          2,488,767**(1)

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
               Axis Capital Holdings:
      20,750     7.25% Pfd., Series A...........................................................   $        541,446**(1)
      14,400     7.50% Pfd., Series B...........................................................          1,531,872(1)
      27,000   Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45...............................            686,812
      35,200   Endurance Specialty Holdings, 7.75% Pfd..........................................            930,600**(1)
      18,250   Everest Re Capital Trust II, 6.20% Pfd., Series B................................            440,281(1)
$  1,250,000   Glen Meadow Pass Through, 6.505% Capital Security 144A****.......................          1,286,500
$  5,000,000   Liberty Mutual Group, 7.80% 03/15/37 Capital Security, 144A****..................          4,990,050
      21,800   Principal Financial Group, 6.518% Pfd............................................            622,663*
$    357,000   Provident Financing Trust I, 7.405% 03/15/38 Capital Security....................            376,798(2)
$  4,500,000   Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........          4,691,858(1)
               Renaissancere Holdings Ltd.:
      25,200     6.08% Pfd., Series C...........................................................            608,328**(1)
     100,000     6.60% Pfd., Series D...........................................................          2,473,000**(1)
     119,500   Scottish Re Group Ltd., 7.25% Pfd................................................          2,452,140**(1)
      22,850   XL Capital Ltd., 8.00% Pfd., Series A............................................            586,959**(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         28,796,756
                                                                                                   ----------------
               UTILITIES -- 29.5%
-------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
         300     4.52% Pfd......................................................................             26,040*
       5,734     4.72% Pfd......................................................................            519,787*
      10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993........................          1,048,438*
      10,000   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27.................................            483,750
               Central Hudson Gas & Electric Corporation:
       5,000     4.35% Pfd., Series D, Pvt......................................................            408,500*
         900     4.96% Pfd., Series E, Pvt......................................................             80,874*
       8,340   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt.........            866,109*
               Connecticut Light & Power Company:
      12,124     4.50% Pfd., Series 1963, Pvt...................................................            483,141*
      34,300     5.28% Pfd., Series 1967........................................................          1,633,366*
       1,905     6.56% Pfd., Series 1968........................................................             98,546*
      15,778     $3.24 Pfd......................................................................            826,136*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C....................            178,458*
       2,886   Dayton Power and Light Company, 3.90% Pfd., Series C.............................            183,088*
$  1,500,000   Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security............          1,878,136

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                          ------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
               Duquesne Light Company:
       7,675     4.10% Pfd......................................................................   $        271,849*
       9,190     4.15% Pfd......................................................................            329,462*
         910     4.20% Pfd......................................................................             33,015*
       5,490     $2.10 Pfd., Series A...........................................................            199,177*
     100,000   Entergy Arkansas, Inc., 6.45% Pfd................................................          2,604,000*
       4,555   Entergy Gulf States, Inc., 7.56% Pfd.............................................            456,365*
      36,000   Entergy Louisiana, Inc., 6.95% Pfd...............................................          3,707,640*
       5,000   Entergy Mississippi, Inc., 4.92% Pfd.............................................            411,850*
               Florida Power Company:
       5,157     4.60% Pfd......................................................................            444,069*
      18,535     4.75% Pfd......................................................................          1,648,132*
      18,300   FPC Capital I, 7.10% Pfd., Series A..............................................            458,073
     101,000   FPL Group Capital, Inc., 6.60% Pfd. 10/01/66, Series A...........................          2,613,375
      13,100   Georgia Power Capital Trust, 6.125% Pfd..........................................            343,056*
      50,000   Georgia Power Capital Trust  V, 7.125% Pfd. 03/31/42.............................          1,271,875
       2,010   Great Plains Energy, Inc., 4.50% Pfd.............................................            170,770*
      50,000   Hawaiian Electric Company, Inc., 5.25% Pfd., Series H, Pvt.......................            935,000*
      32,650   Indianapolis Power & Light Company, 5.65% Pfd....................................          3,131,135*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B..........................         12,168,000*
               Pacific Enterprises:
      27,430     $4.50 Pfd......................................................................          2,368,306*
      10,000     $4.75 Pfd., Series 53..........................................................            911,400*
               Pacific Gas & Electric Co.:
       7,600     4.50% Pfd., Series H...........................................................            158,612*
      41,500     5.00% Pfd., Series D...........................................................            919,640*
      79,086     5.00% Pfd., Series E...........................................................          1,799,997*
               PacifiCorp:
       1,095     5.40% Pfd......................................................................            110,858*
       1,225     $4.56 Pfd......................................................................            100,989*
      14,542     $4.72 Pfd......................................................................          1,241,014*
      10,278     $7.48 Sinking Fund Pfd.........................................................          1,045,787*
$    500,000   PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D.........            546,200
       8,137   Portland General Electric, 7.75% Sinking Fund Pfd................................            824,685*
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd....................................            525,000*
      10,000   Public Service Company of New Mexico, 4.58% Pfd., Series 1965....................            795,400*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
               San Diego Gas & Electric Company:
       1,200     4.40% Pfd......................................................................   $         19,980*
         700     4.50% Pfd......................................................................             11,921*
      77,000     $1.70 Pfd......................................................................          2,011,625*
               South Carolina Electric & Gas Company:
      24,924     5.125% Purchase Fund Pfd., Pvt.................................................          1,280,595*
       6,703     6.00% Purchase Fund Pfd., Pvt..................................................            341,183*
      10,600   Southern California Edison, 6.00% Pfd............................................          1,092,463*
               Southern Union Company:
$    200,000     7.20% Pfd. 11/01/66, Capital Security..........................................            201,566
      64,800     7.55% Pfd......................................................................          1,687,392*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 Capital Security.........................            766,018
               Union Electric Company:
      14,150     4.56% Pfd......................................................................          1,198,930*
      18,800     $7.64 Pfd......................................................................          1,946,176*
      12,500   Virginia Electric & Power Company, $7.05 Pfd.....................................          1,295,313*
      13,500   Virginia Power Capital Trust, 7.375% Pfd. 07/30/42...............................            343,609
               Wisconsin Power & Light Company:
       1,220     4.50% Pfd......................................................................            105,310*
         546     4.80% Pfd......................................................................             50,276*
      13,000     6.20% Pfd......................................................................          1,334,532*
               Xcel Energy, Inc.:
      16,030     $4.08 Pfd., Series B...........................................................          1,284,003*
      26,200     $4.10 Pfd., Series C...........................................................          2,109,100*
      22,000     $4.11 Pfd., Series D...........................................................          1,775,180*
      17,750     $4.16 Pfd., Series E...........................................................          1,449,643*
      10,000     $4.56 Pfd., Series G...........................................................            886,700*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         72,450,615
                                                                                                   ----------------
               OIL AND GAS -- 4.5%
-------------------------------------------------------------------------------------------------------------------------
       8,000   Devon Energy Corporation, 6.49% Pfd., Series A...................................            815,500*
$  1,500,000   Enterprise Products Partners, 8.375% Pfd.........................................          1,673,415
       5,985   EOG Resources, Inc., 7.195% Pfd., Series B.......................................          6,416,698*
$  1,225,000   KN Capital Trust III, 7.63% 04/15/28 Capital Security............................          1,195,600
      10,000   Lasmo America Limited, 8.15% Pfd., 144A****......................................          1,055,400*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         11,156,613
                                                                                                   ----------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                          ------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- 2.7%
-------------------------------------------------------------------------------------------------------------------------
      21,400   BRE Properties, Inc., 8.08% Pfd., Series B.......................................   $        547,707
      10,000   Equity Office Property Trust, 7.75% Pfd., Series G...............................            250,938
       1,000   Equity Residential Properties, 8.29% Pfd., Series K..............................             60,440
               Public Storage, Inc.:
     153,770     6.45% Pfd., Series F...........................................................          3,825,029
      44,000     6.625% Pfd., Series M..........................................................          1,094,500
       2,800     6.75% Pfd., Series E...........................................................             71,050
      10,000     6.75% Pfd., Series L...........................................................            254,063
      10,000     7.25% Pfd., Series K...........................................................            261,563
      10,000   Realty Income Corp., 6.75% Pfd., Series E........................................            251,563
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,616,853
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.9%
-------------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B........................          1,166,626*
      40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................          3,600,000*
      26,000   Touch America Holdings, $6.875 Pfd...............................................                --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,766,626
                                                                                                   ----------------
               U.S. GOVERNMENT SECURITIES -- 0.2%
-------------------------------------------------------------------------------------------------------------------------
      11,000   Federal Home Loan Mortgage, Adj. Rate Pfd., Series B.............................            496,320*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            496,320
                                                                                                   ----------------
                 TOTAL PREFERRED SECURITIES
                 (Cost $218,981,849)............................................................        232,360,256
                                                                                                   ----------------
CORPORATE DEBT SECURITIES -- 5.2%
               INSURANCE -- 2.5%
-------------------------------------------------------------------------------------------------------------------------
$    900,000   Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................            954,071
$  4,729,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A****..............................          5,093,161
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,047,232
                                                                                                   ----------------
               UTILITIES -- 1.5%
-------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Duquesne Light Holdings, 6.25% 08/15/35..........................................            917,571
       5,000   Entergy Louisiana LLC, 7.60% 04/01/32............................................            127,188
      45,000   Northern States Power Company, 8.00%.............................................          1,170,000
               Southern Union Company:
$    850,000     7.60% 02/01/24, Senior Notes...................................................            916,201
$    500,000     8.25% 11/15/29, Senior Notes...................................................            578,924
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,709,884
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               OIL AND GAS -- 1.1%
-------------------------------------------------------------------------------------------------------------------------
$  2,450,000   KN Energy, Inc., 7.45% 03/01/98..................................................   $      2,402,926
      15,000   Nexen, Inc., 7.35% Subordinated Notes............................................            385,782(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,788,708
                                                                                                   ----------------
               MISCELLANEOUS -- 0.1%
-------------------------------------------------------------------------------------------------------------------------
      15,000   AT&T Inc, 6.375% 02/15/56........................................................            374,062
-------------------------------------------------------------------------------------------------------------------
                                                                                                            374,062
                                                                                                   ----------------
                 TOTAL CORPORATE DEBT SECURITIES
                 (Cost $12,093,470).............................................................         12,919,886
                                                                                                   ----------------
COMMON STOCK -- 0.5%
               BANKING -- 0.5%
-------------------------------------------------------------------------------------------------------------------------
      68,921   New York Community Bancorp, Inc..................................................          1,153,738*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,153,738
                                                                                                   ----------------
                 TOTAL COMMON STOCK
                 (Cost $1,135,835)..............................................................          1,153,738
                                                                                                   ----------------
OPTION CONTRACTS -- 0.1%
       1,540   June Put Options on June U.S. Treasury Bond Futures, Expiring 05/25/07...........            157,438+
-------------------------------------------------------------------------------------------------------------------
                 TOTAL OPTION CONTRACTS
                 (Cost $662,442)................................................................            157,438
                                                                                                   ----------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                          ------------------------------------------------------


SHARES/$ PAR                                                                                                 VALUE
-------------                                                                                              ---------
MONEY MARKET FUND -- 0.1%
     241,644   BlackRock Provident Institutional, TempFund......................................   $        241,644
-------------------------------------------------------------------------------------------------------------------
                 TOTAL MONEY MARKET FUND
                 (Cost $241,644)................................................................            241,644
                                                                                                   ----------------

 TOTAL INVESTMENTS (Cost $233,115,240***)..........................................      100.4%         246,832,962
 OTHER ASSETS AND LIABILITIES (Net)................................................       (0.4)%         (1,070,461)
                                                                                      ---------    ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK..........................      100.0%++  $    245,762,501
                                                                                      ---------    ----------------

 MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE..........................        (80,000,000)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK.....................................................   $    165,762,501
                                                                                                   ================

-----------------------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**     Securities distributing Qualified Dividend Income only.
***    Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)    Foreign Issuer.
(2)    A portion of the security is on loan.
+      Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

     ABBREVIATIONS:
PFD. -- Preferred Securities
PVT. -- Private Placement Securities

--------------------------------------------------------------------------------
Flaherty & Crumrine  Preferred Income Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON  STOCK(1)
FOR THE PERIOD FROM  DECEMBER 1, 2006 THROUGH FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------


                                                                                                             VALUE
                                                                                                            --------
OPERATIONS:
     Net investment income......................................................................... $      3,447,715
     Net realized gain/(loss) on investments sold during the period................................        2,390,183
     Change in net unrealized appreciation/depreciation of investments held
         during the period.........................................................................       (2,191,055)
     Distributions to MMP(R)* Shareholders from net investment income,
         including changes in accumulated undeclared distributions ................................         (883,992)
                                                                                                    ----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................................        2,762,851

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders(2).....................       (2,704,137)
                                                                                                    ----------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS..............................................       (2,704,137)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
         and Cash Purchase Plan....................................................................          228,702
                                                                                                    ----------------
 NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
     FROM FUND SHARE TRANSACTIONS..................................................................          228,702


NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                                ----------------
         FOR THE PERIOD ........................................................................... $        287,416
                                                                                                    ================


----------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period........................................................................... $    165,475,085
     Net increase in net assets during the period..................................................          287,416
                                                                                                    ----------------
     End of period................................................................................. $    165,762,501
                                                                                                    ================

--------------------------------------------------------
*    Money Market Cumulative Preferred(TM) StocK.
(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
(2)  May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
      FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH FEBRUARU 28, 2007 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                     -----------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period..........................................................    $          15.80
                                                                                                       ----------------
INVESTMENT OPERATIONS:
     Net investment income.........................................................................                0.33
     Net realized and unrealized gain/(loss) on investments........................................                0.01
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income....................................................................               (0.08)
     From net realized capital gains...............................................................                  --
                                                                                                       ----------------
     Total from investment operations..............................................................                0.26
                                                                                                       ----------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income....................................................................               (0.26)
     From net realized capital gains...............................................................                  --
                                                                                                       ----------------
     Total distributions to Common Stock Shareholders..............................................               (0.26)
                                                                                                       ----------------
     Net asset value, end of period................................................................    $          15.80
                                                                                                       ================
     Market value, end of period...................................................................    $          17.25
                                                                                                       ================
     Common Stock shares outstanding, end of period................................................          10,488,187
                                                                                                       ================
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income+........................................................................                6.25%**
     Operating expenses............................................................................                1.46%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate.......................................................................                  15%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's)............    $        245,763
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock................................................................                0.98%**

(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
*    Money  Market Cumulative PreferredTM Stock.
**   Annualized.
***  Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++   Information  presented  under  heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
------------------------------------



                                                          TOTAL                                         DIVIDEND
                                                        DIVIDENDS       NET ASSET        NYSE         REINVESTMENT
                                                          PAID            VALUE      CLOSING PRICE      PRICE(1)
                                                       ----------       ---------    -------------    ------------
December 31, 2006...............................        $0.0860          $15.56         $16.86           $16.02
January 31, 2007................................         0.0860           15.61          17.20            16.34
February 28, 2007...............................         0.0860           15.80          17.25            16.39

--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                       -----------------------------------------

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $233,362,589, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $17,667,381 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,197,008.

DIRECTORS
   Donald F. Crumrine, CFA
     Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick,  CFA
     Chief Financial  Officer,
     Vice President and Treasurer
   Chad  C.  Conwell
     Chief  Compliance  Officer,
     Vice  President  and  Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   Laurie C. Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE PREFERRED INCOME FUND?
   o  If your shares are held in a Brokerage
      Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
      Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710
THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


                                [GRAPHIC OMITTED]
                                 LIGHTHOUSE ART


                              FLAHERTY & CRUMRINE
                              ===================
                             PREFERRED INCOME FUND


                                    QUARTERLY
                                     REPORT


                                FEBRUARY 28, 2007


                             www.preferredincome.com

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date   APRIL 23, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date   APRIL 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                        R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                        (principal financial officer)

Date   APRIL 23, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.